Trade receivables and contract assets (Tables)	12 Months Ended
Dec. 31, 2021
Trade Receivables And Contract Assets [Abstract]
Summary of Trade Receivables and Contract Assets

Trade receivables and contract assets are analyzed as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Trade receivables	171,803	135,514
Allowance for expected credit losses	(6,544)	(7,696)
Total trade receivables	165,259	127,818

Expected credit loss rate	3.8%	5.7%

Summary of Trade Receivables Breakdown by Geographical Area

Trade receivables breakdown by geographical area is shown below:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
EMEA	90,518	67,884
APAC	27,200	15,637
North America	43,762	37,261
South America	10,323	14,732
Total Trade Receivables	171,803	135,514

Summary of Allowances for Expected Credit Losses on Trade Receivables

Trade receivables are stated net of an allowance for expected credit losses which has been determined in accordance with IFRS 9 amounting to EUR 6,544 thousand and EUR 7,696 thousand for 2021 and 2020 respectively:

(EUR thousand)	2021	2020
As at January 1	7,696	7,355
Accruals	3,478	1,631
Releases	(4,413)	(552)
Utilizations	(390)	(374)
Exchange differences	173	(364)
As at December 31	6,544	7,696